CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,880	$ 946
Restricted cash	200	0
Trade receivables	278	0
Inventories	314	133
Prepayments and advances	329	172
Other current assets	32	39
Total current assets	5,033	1,290
Non-current assets
Vessels, net	51,268	26,098
Restricted cash	500	500
Deferred drydocking costs, net	1,409	731
Deferred issuance costs	234	176
Total non-current assets	53,411	27,505
Total assets	58,444	28,795
Current liabilities
Current portion of long-term debt, net of deferred financing costs	2,280	2,213
Due to manager	$ 178	$ 173
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 1,363	$ 394
Deferred revenue	140	135
Accrued liabilities	626	416
Total current liabilities	4,587	3,331
Non-current liabilities
Non-current portion of long term debt, net of deferred financing costs	32,479	13,718
Total non-current liabilities	32,479	13,718
Total liabilities	37,066	17,049
Commitments and contingencies
Shareholders' equity
Common shares: authorized 750,000,000 shares with $0.001 par value, 691,977 shares issued and outstanding as of December 31, 2025 and 7,250 shares issued and outstanding as of December 31, 2024	1	0
Preferred Shares: authorized 250,000,000 shares with $0.001 par value, 18,954 and 15,000 Series A Preferred Shares issued and outstanding as of December 31, 2025 and 2024, respectively, 1,500,000 Series B Preferred Shares, and nil Series C Preferred Shares issued and outstanding as of December 31, 2025 and 2024, respectively	2	2
Additional paid-in capital	25,444	11,616
(Accumulated Deficit)/Retained earnings	(4,069)	128
Total shareholders' equity	21,378	11,746
Total shareholders' equity and liabilities	$ 58,444	$ 28,795